Income Taxes - Schedule of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Beginning balance of unrecognized tax benefits	$ 3,269	$ 2,441
Gross increases based on tax positions related to current year	1,035	795
Gross increases based on tax positions related to prior years	103	33
Ending balance of unrecognized tax benefits	$ 4,201	$ 3,269